Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Right-of-use assets	$ 10,135	$ 2,572	$ 5,229
Property, plant and equipment	2,879	1,334	1,801
Investments in associates	12,600	8,876
Goodwill	31,303	17,832	61
Other intangible assets	102,331	78,853	43,751
Total non-current assets	159,248	109,467	50,842
Current assets
Right-of-use assets	3,487	1,942
Trade and other receivables	28,218	13,525	16,717
Prepayments and contract assets	9,253	8,841	6,387
Cash and cash equivalents	42,381	101,757	214,888
Assets held for sale		3,282
Total current assets	83,339	129,347	237,992
Total assets	242,587	238,814	288,834
EQUITY AND LIABILITIES EQUITY
Share capital	14,087	13,433	13,117
Share premium	557,569	485,221	443,125
Share-based payment reserve	45,286	32,185	15,268
Retained earnings	(544,411)	(469,504)	(282,705)
Foreign currency translation reserve	1,608	1,675	(1,904)
Total capital and reserves	60,066	49,590	173,797
Non-controlling interests	(2,046)	(1,231)
Total equity	58,020	48,359	173,797
Non-current liabilities
Contract liabilities	81,982	57,274	64,894
Deferred grant income – tax credit	6,340	7,488
Lease liabilities	10,815	2,011	3,583
Deferred tax liability	768
Total non-current liabilities	99,905	66,773	68,477
Current liabilities
Trade and other payables	26,231	11,635	9,764
Accruals and provisions	31,574	18,636	20,106
Contract liabilities	23,136	18,744	16,690
Deferred grant income – tax credit	1,264
Lease liabilities	1,984	2,488
Loans and borrowings	473	70,357
Liabilities directly associated with the assets held for sale		1,822
Total current liabilities	84,662	123,682	46,560
Total liabilities	184,567	190,455	115,037
Total liabilities and equity	242,587	238,814	288,834
Ordinary share
EQUITY AND LIABILITIES EQUITY
Share capital	10	10	10
Preference share
EQUITY AND LIABILITIES EQUITY
Share capital	$ 4	$ 3	$ 3